Stockholders' Equity (Deficit) - Narrative (Details)										1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Aug. 09, 2018 USD ($)	Jun. 11, 2018 USD ($) $ / shares shares	May 02, 2018 USD ($) shares	Apr. 26, 2018 USD ($) shares	Jan. 07, 2018 USD ($) $ / shares shares	Mar. 28, 2017 USD ($) $ / shares shares	Mar. 15, 2017	Mar. 08, 2017 shares	Feb. 14, 2017 USD ($) $ / one_hundred_dollars_of_preferred_stock shares	Jul. 31, 2018 shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Aug. 07, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares $ / one_hundred_dollars_of_preferred_stock shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 20, 2017 USD ($) $ / shares	Mar. 07, 2017 shares
Class of Stock [Line Items]
Stock or Unit Option Plan Expense																$ 5,600,000	$ 3,800,000
Common stock, shares authorized | shares											300,000,000		300,000,000			300,000,000	300,000,000
Common stock, par value (usd per share) | $ / shares											$ 0.001		$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized | shares								50,000,000			50,000,000		50,000,000			10,000,000			10,000,000
Reverse stock split, shares received for each common share							0.125	8
Stock issued during period (shares) | shares				13,700,000
Net proceeds on issuance stock						$ 48,800,000							$ 27,542,000	$ 48,786,000		$ 48,792,000	$ 23,964,000
Contractual life, period					30 months
Aggregate net proceeds				$ 21,800,000
Underwriting discounts and commissions				1,800,000
Offering costs				$ 400,000
Average Market capitalization									$ 300,000,000
Share based compensation expense											$ 1,000,000	$ 1,600,000	2,000,000	3,000,000
Minimum
Class of Stock [Line Items]
Share price (usd per share) | $ / shares		$ 1.00																$ 1.00
2016 Employee Equity Compensation Plan
Class of Stock [Line Items]
Contractual life, period																10 years
Share based compensation expense											1,000,000	1,100,000	2,000,000	2,100,000		$ 3,900,000	1,000,000
2016 Employee Equity Compensation Plan | Restricted stock
Class of Stock [Line Items]
Stock or Unit Option Plan Expense											$ 0	$ 500,000	$ 0	900,000		$ 1,700,000	$ 600,000
Aspire Capital
Class of Stock [Line Items]
Shares limited to purchase (shares) | shares					1,250,868
Shares limited to purchase, percent					19.99%
Aspire Capital | Subsequent event
Class of Stock [Line Items]
Shares limited to purchase, percent					19.99%
Aspire Capital | Minimum
Class of Stock [Line Items]
Average price paid (usd per share) | $ / shares		$ 1.62
Aspire Capital | Minimum | Subsequent event
Class of Stock [Line Items]
Average price paid (usd per share) | $ / shares					$ 3.02
Share price (usd per share) | $ / shares					$ 1.0
Aspire Capital | Purchase Agreement
Class of Stock [Line Items]
Commitment to purchase shares (shares) | shares					50,000
Commitment to purchase shares					$ 20,000,000													$ 20,000,000
Shares limited to purchase, percent					19.99%
Common stock issued for consideration | shares													1,250,868			125,000
Aggregate net proceeds													$ 1,800,000
Aspire Capital | Purchase Agreement | Subsequent event
Class of Stock [Line Items]
Commitment to purchase shares (shares) | shares					50,000
Commitment to purchase shares					$ 20,000,000
Aspire Capital | Second Purchase Agreement
Class of Stock [Line Items]
Stock issued during period (shares) | shares		791,557											791,557
Commitment to purchase shares		$ 21,000,000
Shares limited to purchase (shares) | shares		4,726,383
Shares limited to purchase, percent		19.99%
Aggregate net proceeds													$ 1,100,000
Purchase notice (shares) | shares		150,000
Agreement consideration (shares) | shares		263,852
Aspire Capital | Second Purchase Agreement | Subsequent event
Class of Stock [Line Items]
Common stock issued for consideration | shares										150,000					1,205,409
Aggregate net proceeds	$ 1,100,000														$ 200,000
Series A preferred stock
Class of Stock [Line Items]
Conversion ratio, shares | shares									1
Dividend rate per 100 dollars of stock | $ / one_hundred_dollars_of_preferred_stock									8							8
Converted debt from CRG and WCAS | Term Loan
Class of Stock [Line Items]
Original debt amount converted									$ 27,500,000
Converted debt from CRG | Term Loan
Class of Stock [Line Items]
Original debt amount converted						25,000,000								25,000,000		$ 25,000,000
Converted debt from WCAS | Term Loan
Class of Stock [Line Items]
Original debt amount converted														$ 2,500,000		$ 2,500,000
Converted debt from WCAS | Other Note Payable, net | WCAS Capital Partners IV, L.P. | Restructured debt
Class of Stock [Line Items]
Original debt amount converted						$ 2,500,000
Over-allotment option
Class of Stock [Line Items]
Stock issued during period (shares) | shares			1,600,000
Aggregate net proceeds			$ 2,600,000
Offering-related transaction costs			$ 200,000
Common Stock
Class of Stock [Line Items]
Stock issued during period (shares) | shares													15,300,000			5,250,000
Common Stock | Initial public offering
Class of Stock [Line Items]
Stock issued during period (shares) | shares						5,250,000
Share price (usd per share) | $ / shares						$ 10
Net proceeds on issuance stock						$ 48,800,000
Common Stock | Initial public offering | Existing investors
Class of Stock [Line Items]
Net proceeds on issuance stock						$ 40,000,000
Preferred Stock | Converted debt from CRG | Series A preferred stock
Class of Stock [Line Items]
Number of shares issued upon conversion of debt | shares						2,500,000								2,500,000		2,500,000
Preferred Stock | Converted debt from WCAS | Series A preferred stock
Class of Stock [Line Items]
Number of shares issued upon conversion of debt | shares						250,000								250,000		250,000